Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2019	2018	2017
Net income	$88	$106	$81
OCI	45	(12)	(30)
Total comprehensive income	$133	$94	$51

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2019	2018	2017
Net income	$4	$15	$20
OCI	(1)	(7)	6
Total comprehensive income	$3	$8	$26